SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes	$ 5,571	$ 7,163	$ 2,615	$ 8,126
(Over)/ Under provision in previous financial year		(13)	300	(360)
Income tax expense	$ 1,226	1,577	731	1,046
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Income before income taxes		$ 7,163	$ 2,615	$ 8,126
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%
Income tax expense at statutory rate		$ 1,218	$ 445	$ 1,381
(Over)/ Under provision in previous financial year		(13)	300	(360)
Tax effect of non-taxable income			(133)	(228)
Tax effect of non-deductible items		489	41	156
Tax effect on temporary differences		(22)	78	211
Statutory stepped income tax exemption		(95)		(114)
Income tax expense		$ 1,577	$ 731	$ 1,046